Marketable Securities	12 Months Ended
Dec. 31, 2022
Marketable Securities Disclosure [Abstract]
Marketable Securities
8.
Marketable securities

As at	December 31, 2022	December 31, 2021
Balance, beginning of year	83,724	—
Additions	3,755	158,101
Dispositions	—	(9,663)
Change in fair value recognized in profit or loss	(65,553)	(64,714)
Balance, end of year	21,926	83,724

During the year ended December 31, 2022, proceeds of nil (year ended December 31, 2021 — $29.9 million) were received for dispositions of marketable securities and a gain on disposition of nil (year ended December 31, 2021 — $20.2 million) was recognized (note 26).

Marketable securities have been designated as FVTPL (note 31).

Subsequent to December 31, 2022, the marketable securities held in Valens were converted to SNDL common shares and subsequently cancelled in relation to the Valens acquisition (note 36).

The components of marketable securities are as follows:

As at	December 31, 2022	December 31, 2021
Equity securities	21,926	83,802
Put and call options	—	(78)
	21,926	83,724